INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Sep. 09, 2020	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		2
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	33,421,570
Share price	$ 10.00
Over Allotment [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	3,421,570	3,421,570
Class A Common stock [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		33,421,570
Share price		$ 10.00
Number of shares in a unit	1	1
Number of warrants in a unit		0.5
Number of shares issuable per warrant (in shares)		1
Exercise price of warrants (in dollars per share)		$ 11.50